Financial Instruments and Risk Management (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments and Risk Management [Abstract]
Cash	$ 3,664,578	$ 111,486
Current liabilities	$ 2,819,281